Finance costs and finance revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of business combination [Line Items]
Annual average of future sales of mineral	$ 196,801	$ 193,588
Useful life of mining properties	13 years	13 years
Pre-tax Discount rate (%)	10.00%	10.00%